Changes in Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 1,961.2	$ 1,914.7
Acquisitions	321.3	75.6
Adjustments to initial purchase price allocation	(1.0)	0.2
Foreign currency translation	8.9	3.9
Businesses sold		(33.2)
Ending Balance	2,290.4	1,961.2
US Consumer Information Solutions
Goodwill [Line Items]
Beginning Balance	638.4	628.5
Acquisitions	309.3	10.1
Adjustments to initial purchase price allocation	0	(0.2)
Foreign currency translation	0	0
Businesses sold		0
Ending Balance	947.7	638.4
International
Goodwill [Line Items]
Beginning Balance	348.5	346.9
Acquisitions	12.0	30.9
Adjustments to initial purchase price allocation	0	(0.1)
Foreign currency translation	8.8	4.0
Businesses sold		(33.2)
Ending Balance	369.3	348.5
Workforce Solutions
Goodwill [Line Items]
Beginning Balance	935.0	899.9
Acquisitions	0	34.6
Adjustments to initial purchase price allocation	(1.0)	0.5
Foreign currency translation	0	0
Businesses sold		0
Ending Balance	934.0	935.0
North America Personal Solutions
Goodwill [Line Items]
Beginning Balance	1.8	1.8
Acquisitions	0	0
Adjustments to initial purchase price allocation	0	0
Foreign currency translation	0	0
Businesses sold		0
Ending Balance	1.8	1.8
North America Commercial Solutions
Goodwill [Line Items]
Beginning Balance	37.5	37.6
Acquisitions	0	0
Adjustments to initial purchase price allocation	0	0
Foreign currency translation	0.1	(0.1)
Businesses sold		0
Ending Balance	$ 37.6	$ 37.5